NET REVENUES - Accounts receivable and contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable
Opening Balance	¥ 524,818		¥ 485,044	¥ 85,821
Increase(decrease), net	240,209		39,774	399,223
Ending Balance	765,027	$ 104,808	524,818	485,044
Contract assets
Opening Balance	19,688		12,600	146,537
Increase(decrease), net	(9,779)		7,088	(133,937)
Ending Balance	9,909	1,358	19,688	12,600
Contract liabilities
Opening Balance	79,925		40,378	122,603
Increase(decrease), net	(46,931)		39,547	(82,225)
Ending Balance	32,994	$ 4,520	79,925	40,378
Contract liabilities, revenue recognized	¥ 72,585		¥ 37,111	¥ 109,120